GOING CONCERN	3 Months Ended
Mar. 31, 2017
Going Concern
GOING CONCERN

NOTE 6 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of March 31, 2017, the Company had approximately $242 in cash and cash equivalents, approximately $12,080 in negative working capital, a stockholders’ deficit of approximately $3,811 and an accumulated deficit of approximately $48,474. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. Management anticipates their business will require substantial additional investments that have not yet been secured. Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.